DEUTSCHE ASSET MANAGEMENT


[MAP GRAPHIC OMITTED]


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                             Mutual Fund
                                     Annual Report

                                                               December 31, 2001

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                                                                      Investment


Cash Management Fund
Treasury Money Fund

                                                          [LOGO GRAPHIC OMITTED]
                                                                 A Member of the
                                                             DEUTSCHE BANK GROUP

Investment Funds
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TABLE OF CONTENTS


              LETTER TO SHAREHOLDERS ..............................  3

              INVESTMENT FUNDS
                 Statements of Assets and Liabilities .............  7
                 Statements of Operations .........................  8
                 Statements of Changes in Net Assets ..............  9
                 Financial Highlights ............................. 10
                 Notes to Financial Statements .................... 12
                 Report of Independent Accountants ................ 14
                 Tax Information .................................. 14

              PORTFOLIOS
                 Schedules of Portfolio Investments ............... 15
                 Statements of Assets and Liabilities ............. 21
                 Statements of Operations ......................... 22
                 Statements of Changes in Net Assets .............. 23
                 Financial Highlights ............................. 24
                 Notes to Financial Statements .................... 25
                 Report of Independent Accountants ................ 27

              FUND TRUSTEES AND OFFICERS .......................... 28



                             -------------------------
               The Funds are not insured by the FDIC and are not a deposit, obligation of or guaranteed by Deutsche
               Bank AG. Each Fund is subject to investment risks,
               including possible loss of principal amount
               invested.
                             -------------------------


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                                        2

Investment Funds
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LETTER TO SHAREHOLDERS



We are pleased to present you with this annual report for Cash Management Fund and Treasury Money Fund (the 'Funds'), providing a detailed review of the markets, the Portfolios, and our outlook. Included are a complete financial summary of the Funds' operations and a listing of the Portfolios' holdings.

MARKET ACTIVITY
THE FEDERAL RESERVE BOARD EASED INTEREST RATES ELEVEN TIMES OVER THE COURSE OF THE YEAR, CAUSING MONEY MARKET YIELDS TO DECLINE DRAMATICALLY.
[BULLET] These interest rate cuts, totaling 4.75%, caused the yield curve to steepen sharply.
[BULLET] This campaign of easing monetary policy, particularly in the year's second half, was the most concentrated effort to rejuvenate the economy in the central bank's history.
[BULLET] In explaining the rationale for its interest rate cuts, the Federal Reserve Board consistently cited falling corporate profits, declining business capital investment, weak consumer confidence in the US and slower economic growth abroad.

THE MONEY MARKETS WERE PARTICULARLY FOCUSED ON THE FEDERAL RESERVE BOARD'S RESPONSE TO THE UNITED STATES ECONOMY'S PROTRACTED SLOWDOWN.
[BULLET] Employment, production and business spending remained weak. Consumer confidence dipped to new lows, as layoffs and related fears over job security began to surge.
[BULLET] The tragic events of September 11 only heightened the degree of economic uncertainty.
[BULLET] The Federal Reserve Board's already aggressive pace of interest rate cuts was stepped up in the aftermath of the attacks, as it began flooding the financial markets with liquidity. Its objective was to stabilize consumer and business confidence.

TWO NOTABLE EVENTS CAPTURED THE MONEY MARKETS' ATTENTION TOWARD THE END OF THE YEAR.
[BULLET] The failure of Enron represented the largest corporate bankruptcy ever recorded. The full ramifications of this event on the money markets remain unclear, as the company was a major player with greater exposure in the credit markets. A great number of banks and insurance companies had exposure to Enron at the time of its failure, further extending the impact of its bankruptcy.
[BULLET] Finally, turmoil in Argentina led to a default on its debt, devaluation of its currency and a succession of five presidents in a two-week period at the end of December. The fallout from this debacle was felt throughout the emerging markets, supporting a flight-to-quality toward the US money markets.




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                                        3

Investment Funds
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LETTER TO SHAREHOLDERS


INVESTMENT REVIEW
------------------------------------------------------------------------------------------------------------------
   Periods Ended                                                            Annualized 7 Day    Annualized 7 Day
   December 31, 2001                                                        Current Yield(2)  Effective Yield(2)
------------------------------------------------------------------------------------------------------------------
  Cash Management Fund Investment(1)                                                   1.60%               1.61%
------------------------------------------------------------------------------------------------------------------
  iMoneyNet--First Tier Retail Money Funds Average(3)                                  1.45%               1.46%
------------------------------------------------------------------------------------------------------------------
  Treasury Money Fund Investment(1)                                                    1.31%               1.31%
------------------------------------------------------------------------------------------------------------------
  iMoneyNet--US Treasury and Repo Retail Money Funds Average(3)                        1.35%               1.36%
------------------------------------------------------------------------------------------------------------------

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(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields will fluctuate.
    The yields quoted more closely reflect the Fund's current earnings than the total return quotations below. 'Current yield' refers to the income generated by an investment in the Fund over a 7-day period. This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The 'effective yield' may be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment.
    An investment in each Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
(2) The investment advisor and administrator have contractually agreed to waive their fees and/or reimburse expenses until April 30, 2003 so that total net expenses are not exceeded. Without such fee waivers the 7-day current and effective yields would have been 1.57% and 1.58%, respectively for Cash Management Fund Investment, and 1.28% and 1.28%, respectively for Treasury Money Fund Investment.
(3) Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       CUMULATIVE                                     AVERAGE ANNUAL
                                                                    TOTAL RETURNS                                      TOTAL RETURNS
  Periods Ended                   1 Year  3 Years  5 Years  10 Years        Since    1 Year  3 Years  5 Years  10 Years        Since
  December 31, 2001                                                  Inception(2)                                       Inception(2)
------------------------------------------------------------------------------------------------------------------------------------
Cash Management Fund Investment(1) 3.63%   14.73%   26.38%    52.90%       93.26%     3.63%    4.69%    4.79%     4.34%        5.10%
iMoneyNet--First Tier Retail
  Money Funds Average(3)           3.56%   14.66%   26.68%    54.26%       95.33%     3.56%    4.66%    4.84%     4.42%        5.18%
------------------------------------------------------------------------------------------------------------------------------------
Treasury Money Fund Investment(1)  3.33%   13.83%   25.04%    50.39%       87.38%     3.33%    4.41%    4.57%     4.17%        4.89%
iMoneyNet--US Treasury and Repo
  Retail Money Funds Average(3)    3.39%   14.02%   25.38%    52.09%       88.18%     3.39%    4.47%    4.62%     4.28%        4.91%
------------------------------------------------------------------------------------------------------------------------------------


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(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Total returns will fluctuate. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
(2) The Funds' inception dates are: Cash Management Fund Investment: October 5, 1988; Treasury Money Fund Investment: November 1, 1988. Benchmark returns are for the periods beginning September 30, 1988 for the iMoneyNet--First Tier Retail Money Funds Average and October 31, 1988 for the iMoneyNet--US Treasury and Repo Retail Money Funds Average.
(3) Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.


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                                        4

Investment Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



CASH MANAGEMENT
We maintained an aggressive average weighted maturity, generally of at least 50 days, for most of the annual period, as we anticipated lower interest rates throughout the year. At the same time, we concentrated our investments in high-quality issuers and Federal agency securities. As the US economic slowdown accelerated and equity markets continued to slide, the credit quality of many corporations deteriorated. Finding and purchasing high-quality issues with little downgrade risk became both a challenge and an increasingly more important consideration for money market fund managers.




--------------------------------------------------------------------------------
 SECTOR ALLOCATION
 By Asset Type as of December 31, 2001
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------

[PIE CHART GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
Yankee Certificates of Deposit               10%
Money Market Funds                            9%
Commercial Paper                             39%
Eurodollar Certificates of Deposit           14%
Eurodollar Time Deposits                      7%
Floating Rate Notes                          14%
Other(1)                                      7%



--------------------------------------------------------------------------------
(1) Comprises holdings in securities of less than 2%.



TREASURY MONEY
Our strategy was to maintain a neutral to slightly longer than average weighted average maturity. As the Federal Reserve Board was rapidly cutting interest rates, we focused on purchasing US Treasury bills and notes for the Portfolio, as these securities outperformed overnight repurchase agreements. Also, prior to each of the Federal Reserve Board's easings, we advantageously focused on capturing the higher yields offered through the purchase of term repurchase agreements.

After the tragedies of September 11, we focused on extending the Portfolio's weighted average maturity with the purchase of additional Treasury securities and term repurchase agreements. We also successfully maintained enough liquidity in the Portfolio in the event investors looked to us as a liquidity vehicle. In the fourth quarter of the year, we focused our attention on the intermittent signs of recovery in the US economy, seeking to determine whether we had reached the bottom of the Federal Reserve Board's monetary easing cycle.



--------------------------------------------------------------------------------
 SECTOR ALLOCATION
 By Asset Type as of December 31, 2001
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------

[PIE CHART GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
US Treasury Obligations           41%
Money Market Funds                 9%
Repurchase Agreements             50%



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                                        5

Investment Funds
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LETTER TO SHAREHOLDERS



MANAGER OUTLOOK
We are cautiously optimistic about the outlook for the US economy. A great deal of monetary and fiscal stimulus is already in the pipeline, and there are emerging signs of recovery in consumer confidence, initial jobless claims, housing starts and durable goods (example: transportation). We believe we may be nearing the end of the Federal Reserve Board's easing cycle and at the start of the recovery stage in the US economy. In light of this uncertainty, we intend to maintain a neutral stance and to add high-quality floating-rate securities to Cash Management Fund while we monitor the future direction of interest rates. We also intend to continue to seek high-quality issuers in an effort to avoid potential downgrades as the economy remains sluggish.

In addition, we believe that Federal Reserve Board Chairman Greenspan will likely be forced to keep interest rates low and steady for a long period of time to prevent any chance of a double-dip recession. When the economy begins to recover and accelerate, we anticipate some further steepening in the US Treasury yield curve. We thus intend to carefully monitor economic events to determine when it may be appropriate to change the duration of Treasury Money Fund.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.




/S/ SIGNATURE
Darlene M. Rasel
Portfolio Manager of CASH MANAGEMENT PORTFOLIO



/S/SIGNATURE
Christine Haddad
Portfolio Manager of TREASURY MONEY PORTFOLIO
December 31, 2001



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                                        6

Investment Funds
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STATEMENTS OF ASSETS AND LIABILITIES




--------------------------------------------------------------------------------
                                                              DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                           CASH        TREASURY
                                                     MANAGEMENT           MONEY
                                                           FUND            FUND
                                                   ------------    ------------
ASSETS
   Investment in the Portfolio, at value(1) .....  $189,279,104    $283,535,317
   Receivable for capital shares sold ...........            --       1,962,891
   Prepaid expenses and other ...................         6,284           7,798
                                                   ------------    ------------
Total assets ....................................   189,285,388     285,506,006
                                                   ------------    ------------
LIABILITIES
   Due to administrator .........................       102,425         157,917
   Dividend payable .............................       306,612         332,612
   Accrued expenses and other ...................        13,624          12,843
                                                   ------------    ------------
Total liabilities ...............................       422,661         503,372
                                                   ------------    ------------
NET ASSETS ......................................  $188,862,727    $285,002,634
                                                   ============    ============
COMPOSITION OF NET ASSETS
   Paid-in capital ..............................  $188,878,394    $284,937,592
   Undistributed net investment income ..........        29,986          41,885
   Accumulated net realized gain (loss)
     from investment transactions ...............       (45,653)         23,157
                                                   ------------    ------------
NET ASSETS ......................................  $188,862,727    $285,002,634
                                                   ============    ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) .......   188,878,394     284,937,592
                                                   ============    ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ...  $       1.00    $       1.00
                                                   ============    ============

--------------------------------------------------------------------------------
(1) Investment in the Cash Management Portfolio and Treasury Money Portfolio, respectively.



See Notes to Financial Statements.
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                                        7

Investment Funds
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STATEMENTS OF OPERATIONS


--------------------------------------------------------------------------------
                                                             FOR THE YEAR ENDED
                                                              DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                          CASH         TREASURY
                                                    MANAGEMENT            MONEY
                                                          FUND             FUND
                                                    ----------      -----------
INVESTMENT INCOME
   Net investment income allocated from the
     Cash Management Portfolio and
     Treasury Money Portfolio, respectively:
     Dividends ...................................  $  557,963      $        --
     Interest ....................................   8,522,313       12,289,768
     Expenses(1) .................................    (376,374)        (616,205)
                                                    ----------      -----------
   Net investment income allocated from
     the Cash Management Portfolio and Treasury
     Money Portfolio, respectively ...............   8,703,902       11,673,563
                                                    ----------      -----------
EXPENSES
   Administration and services fees ..............   1,147,392        1,690,578
   Registration fees .............................      14,213           48,664
   Professional fees .............................      19,261           22,618
   Printing and shareholder reports ..............      10,301           12,695
   Trustees fees .................................      10,429           10,438
   Miscellaneous .................................       5,907            9,018
                                                    ----------      -----------
Total expenses ...................................   1,207,503        1,794,011
Less: fee waivers and/or expense reimbursements ..     (18,387)        (103,433)
                                                    ----------      -----------
Net expenses .....................................   1,189,116        1,690,578
                                                    ----------      -----------
NET INVESTMENT INCOME ............................   7,514,786        9,982,985
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ...       8,537           48,053
                                                    ----------      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......  $7,523,323      $10,031,038
                                                    ==========      ===========

--------------------------------------------------------------------------------
(1) For the year ended December 31, 2001, the Cash Management Portfolio and the Treasury Money Portfolio waived fees in the amount of $44,913 and $20,412, respectively, which was allocated to the Cash Management Fund Investment and Treasury Money Fund Investment, respectively, on a pro-rated basis.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS



-----------------------------------------------------------------------------------------------------------------
                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                 2001                2000                2001                2000
-----------------------------------------------------------------------------------------------------------------

                                                                     CASH                                TREASURY
                                                               MANAGEMENT                                   MONEY
                                                                     FUND                                    FUND
                                                          ---------------                         ---------------
INCREASE (DECREASE) IN
   NET ASSETS FROM:
OPERATIONS
   Net investment income ...........  $     7,514,786     $    12,096,368     $     9,982,985     $    21,986,646
   Net realized gain (loss) from
     investment transactions .......            8,537               3,999              48,053             (17,249)
                                      ---------------     ---------------     ---------------     ---------------
Net increase in net assets
   from operations .................        7,523,323          12,100,367          10,031,038          21,969,397
                                      ---------------     ---------------     ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     and short-term gains ..........       (7,489,641)        (12,091,546)        (10,051,091)        (21,995,499)
                                      ---------------     ---------------     ---------------     ---------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value
   of $1.00 per share)
   Proceeds from sales
     of shares .....................    2,130,026,152       4,019,546,011       4,335,754,453       6,773,162,739
   Dividend reinvestments ..........          966,512           1,790,282           6,928,591          13,223,600
   Cost of shares redeemed .........   (2,186,152,187)     (3,931,660,950)     (4,393,546,186)     (7,011,203,848)
                                      ---------------     ---------------     ---------------     ---------------
Net increase (decrease)
   in net assets from
   capital share transactions ......      (55,159,523)         89,675,343         (50,863,142)       (224,817,509)
                                      ---------------     ---------------     ---------------     ---------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS ...................      (55,125,841)         89,684,164         (50,883,195)       (224,843,611)
NET ASSETS
   Beginning of year ...............      243,988,568         154,304,404         335,885,829         560,729,440
                                      ---------------     ---------------     ---------------     ---------------
   End of year .....................  $   188,862,727     $   243,988,568     $   285,002,634     $   335,885,829
                                      ===============     ===============     ===============     ===============




See Notes to Financial Statements.
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                                        9

Investment Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


-------------------------------------------------------------------------------------------------------------------
 CASH MANAGEMENT FUND
                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                         2001         2000          1999          1998         1997
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ...............     $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                                       ------       ------        ------        ------       ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .........................       0.04         0.06          0.04          0.05         0.05
   Net realized gain (loss) from
     investment transactions .....................       0.00(1)      0.00(1)       0.00(1)       0.00(1)     (0.00)(1)
                                                       ------       ------        ------        ------       ------
Total from investment operations .................       0.04         0.06          0.04          0.05         0.05
                                                       ------       ------        ------        ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .........................      (0.04)       (0.06)        (0.04)        (0.05)       (0.05)
                                                       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF YEAR .....................     $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                                       ======       ======        ======        ======       ======
TOTAL INVESTMENT RETURN ..........................       3.63%        5.87%         4.58%         4.93%        4.98%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted) ........   $188,863     $243,989      $154,304      $232,586     $138,423
   Ratios to average net assets:
     Net investment income .......................       3.60%        5.75%         4.42%         4.80%        4.88%
     Expenses after waivers and/or
        reimbursements, including expenses
        of the Cash Management Portfolio .........       0.75%        0.75%         0.75%         0.75%        0.75%
     Expenses before waivers and/or
        reimbursements, including expenses
        of the Cash Management Portfolio .........       0.78%        0.79%         0.78%         0.81%        0.78%

--------------------------------------------------------------------------------
(1) Less than $0.01 per share.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


-------------------------------------------------------------------------------------------------------------------
 TREASURY MONEY FUND
                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                      2001         2000          1999          1998          1997
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .................   $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                                       ------       ------        ------        ------       ------
INCOME FROMINVESTMENT OPERATIONS
   Net investment income ...........................     0.03         0.05          0.04          0.05         0.05
   Net realized gain (loss) from
     investment transactions .......................     0.00(1)     (0.00)(1)     (0.00)(1)      0.00(1)     (0.00)(1)
                                                       ------       ------        ------        ------       ------
Total from investment operations ...................     0.03         0.05          0.04          0.05         0.05
                                                       ------       ------        ------        ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     and short-term gains ..........................    (0.03)       (0.05)        (0.04)        (0.05)       (0.05)
                                                       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF YEAR .......................   $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                                       ======       ======        ======        ======       ======
TOTAL INVESTMENT RETURN ............................     3.33%        5.60%         4.32%         4.76%        4.86%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted) .......... $285,003     $335,886      $560,729      $308,911     $268,274
   Ratios to average net assets:
     Net investment income .........................     3.25%        5.43%         4.25%         4.66%        4.74%
     Expenses after waivers and/or
        reimbursements, including expenses
        of the Treasury Money Portfolio ............     0.75%        0.75%         0.75%         0.75%        0.75%
     Expenses before waivers and/or
        reimbursements, including expenses
        of the Treasury Money Portfolio ............     0.79%        0.78%         0.77%         0.77%        0.77%

--------------------------------------------------------------------------------
(1) Less than $0.01 per share.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
BT Investment Funds (the 'Company') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Company is organized as a business trust under the laws of the Commonwealth of Massachusetts. Cash Management Fund Investment and Treasury Money Fund Investment (each a 'Fund' and collectively, the 'Funds') are two of the funds the Company offers to investors.

The investment objective of the Cash Management Fund Investment is to seek a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments. The investment objective of the Treasury Money Fund Investment is to seek a high level of current income consistent with liquidity and the preservation of capital by investing in debt obligations of the US Treasury or repurchase agreements collateralized by US Treasury debt obligations. The Funds seek to achieve their investment objectives by investing substantially all of their assets in the Cash Management Portfolio and the Treasury Money Portfolio, respectively (each a 'Portfolio' and collectively, the 'Portfolios'), each an open-end management investment company registered under the Act. Details concerning each Fund's investment objectives and policies and the risk factors associated with each Fund's investments are described in their respective Prospectuses and Statements of Additional Information.

The Portfolios' financial statements accompany this report.

B.  VALUATION OF SECURITIES
Each Fund determines the value of their investments in the Portfolios by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On December 31, 2001 the Cash Management Fund Investment and the Treasury Money Fund Investment each owned approximately 2% and 35% of the respective Portfolios. The Portfolios' policies for determining the value of their net assets are discussed in the Portfolios' Financial Statements, which accompany this report.

C.  INVESTMENT INCOME AND OTHER
Each Fund receives a daily allocation of each Portfolios' net investment income and net realized and unrealized gains and losses in proportion to their investment in the respective Portfolios.

D.  DISTRIBUTIONS
Each Fund distributes all of its investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E.  FEDERAL INCOME TAXES
It is each Funds' policy to qualify as a regulated investment companies under the Internal Revenue Code and to distribute substantially all of their taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F.  ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is each Fund's Administrator. Each Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.55%. Prior to July 1, 2001, Bankers Trust served as the administrator to each Fund under the same fee structure.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Funds through April 30, 2003, to the extent necessary, to limit all expenses as follows: Cash Management Fund Investment to 0.75% of the average daily net assets of the Fund, including expenses of the Portfolio; Treasury Money Fund Investment to 0.75% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICCC is the Funds' accounting and transfer agent.





--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


Certain officers and directors of each Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by each Fund for serving in these capacities.

NOTE 3--FEDERAL INCOME TAXES
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Cash Management--Investment
  Ordinary income                           $ 7,489,641
Treasury Money--Investment
  Ordinary income                           $10,051,091

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Cash Management--Investment
  Undistributed ordinary income                $ 29,986
  Capital loss carryovers                      $(45,536)

Treasury Money--Investment
  Undistributed ordinary income                $ 65,042

At December 31, 2001, capital loss carryovers available as a reduction against future net realized capital gains aggregate as follows:

                              Capital Loss Carryforward
                                        Expiration Year
                 Net Capital Loss    ------------------
Fund                 Carryforward         2002     2005
----             ----------------         ----     ----
Cash Management--
  Investment              $45,536      $44,235   $1,301

Post-October capital and currency losses have been deferred to the fiscal year ending December 31, 2002 as follows:

Fund                      Capital     Currency
-------                   -------     --------
Cash Management--
  Investment                 $117          $--

NOTE 4--CONCENTRATION OF OWNERSHIP
From time to time each Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on each Fund.

At December 31, 2001 there was 1 shareholder who held 16% of the outstanding shares of the Treasury Money Fund Investment.





--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
BT Investment Funds





In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management and Treasury Money Funds (two of the Funds comprising BT Investment Funds, hereafter referred to as the 'Funds') at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002



--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended December 31, 2001


We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of net investment income distributions made during the fiscal year ended December 31, 2001, the following percentages have been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

Cash Management Fund                                2.04%
Treasury Money Fund                                24.64%


--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                                   VALUE
--------------------------------------------------------------------------------

              CERTIFICATES OF DEPOSIT--
              EURODOLLAR--14.17%
              Australia & New Zealand Banking
                Group Ltd.,
$ 30,000,000    2.52%, 1/24/02 .......................         $    30,001,322
              Bank of Scotland:
  50,000,000    1.80%, 3/12/02 .......................              50,000,000
  60,000,000    3.63%, 5/10/02 .......................              60,000,000
              Barclays Bank:
 115,000,000    2.02%, 1/22/02 .......................             114,994,579
  50,000,000    2.09%, 1/22/02 .......................              50,008,369
              Bayerische Landesbank,
 148,000,000    2.08%, 1/22/02 .......................             147,998,206
              Credit Agricole Indosuez S.A.,
  35,000,000    4.03%, 6/13/02 .......................              35,001,454
              Danske Bank A/S,
  58,500,000    2.05%, 1/31/02 .......................              58,512,044
              Halifax PLC,
  40,000,000    2.27%, 4/18/02 .......................              40,013,947
              Ing Bank N.V.:
 100,000,000    1.98%, 1/14/02 .......................             100,000,360
  10,000,000    3.74%, 1/14/02 .......................              10,000,000
  90,000,000    2.27%, 1/22/02 .......................              90,000,000
 115,000,000    3.70%, 1/22/02 .......................             115,000,000
  10,000,000    3.615%, 8/13/02 ......................              10,000,000
              Intesabci Spa:
  45,000,000    1.90%, 1/14/02 .......................              45,001,134
 150,000,000    1.85%, 1/17/02 .......................             150,000,000
              Landesbank Hessen-Thuringen Girozentrale,
  40,000,000    4.76%, 4/22/02 .......................              40,057,551
              Lloyds TSB Bank PLC:
  27,000,000    5.19%, 2/1/02 ........................              27,074,256
  20,000,000    5.00%, 2/5/02 ........................              20,012,294
              Norddeutsche Landesbank Girozentrale:
  50,000,000    3.75%, 1/7/02 ........................              49,999,221
  60,000,000    3.47%, 3/7/02 ........................              60,060,562
  36,000,000    1.90%, 5/8/02 ........................              36,003,285
  75,000,000    2.525%, 11/27/02 .....................              74,989,946
              Unicredito Italiano SPA:
  75,000,000    2.425%, 1/7/02 .......................              75,000,062
  50,000,000    1.80%, 2/19/02 .......................              50,000,000
                                                               ---------------
TOTAL CERTIFICATES OF DEPOSIT--EURODOLLAR
   (Amortized Cost $1,539,728,592) ...................           1,539,728,592
                                                               ---------------

--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                                   VALUE
--------------------------------------------------------------------------------
              CERTIFICATES OF DEPOSIT--
              YANKEE--9.99%
              Abbey National Treasury
                Services PLC
$ 30,000,000    2.40%, 11/19/02 ......................         $    30,000,000
              ABN Amro Bank NV,
  25,000,000    2.55%, 12/20/02 ......................              24,988,078
              Bayerische Hypo-und Vereinsbank AG,
  90,000,000    2.05%, 1/31/02 .......................              90,000,000
              Bayerische Landesbank Girozentrale,
  20,000,000    5.05%, 2/26/02 .......................              19,999,408
              Canadian Imperial Bank of Commerce,
  50,000,000    4.29%, 4/23/02 .......................              50,000,000
              Credit Agricole Indosuez S.A.,
 100,000,000    1.85%, 2/5/02 ........................             100,000,000
              Credit Suisse First Boston, Inc.,
 200,000,000    1.82%, 1/11/02 .......................             200,000,000
              Danske Bank A/S,
  35,000,000    3.53%, 5/20/02 .......................              35,000,000
              Dexia Bank Belgium,
  20,000,000    4.26%, 5/22/02 .......................              20,000,376
              Landesbank Baden Wurttemberg,
  75,000,000    3.845%, 1/3/02 .......................              75,000,021
              Natexis Banque Populaires:
  40,000,000    2.275%, 1/24/02 ......................              40,000,000
  50,000,000    2.00%, 2/4/02 ........................              50,000,000
  25,000,000    1.85%, 2/19/02 .......................              25,000,000
 125,000,000    1.85%, 2/19/02 .......................             125,000,000
  50,000,000    1.95%, 2/19/02 .......................              50,000,000
              Norddeutsche Landesbank Girozentrale:
  85,000,000    2.05%, 1/8/02 ........................              85,001,316
  20,000,000    2.17%, 11/18/02 ......................              19,958,226
              Svenska Handelsbanken Inc.,
  20,000,000    4.255%, 6/3/02 .......................              19,999,593
              Westdeutsche Landesbank Girozentrale,
  50,000,000    2.60%, 10/25/02 ......................              50,000,000
                                                               ---------------
TOTAL CERTIFICATES OF DEPOSIT--YANKEE
   (Amortized Cost $1,084,947,018) ...................           1,084,947,018
                                                               ---------------



See Notes to Financial Statements.
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                                   VALUE
--------------------------------------------------------------------------------
              EURO TIME DEPOSITS--7.20%
              Allied Irish Banks PLC:
$ 30,000,000    3.45%, 2/25/02 .......................         $    30,000,000
  40,000,000    3.42%, 3/4/02 ........................              40,000,000
  50,000,000    2.188%, 5/28/02 ......................              50,000,000
              Bank of Austria,
  50,000,000    1.84%, 2/14/02 .......................              50,000,000
              Bank of Nova Scotia,
  50,000,000    2.05%, 5/7/02 ........................              50,000,000
              Credit Agricole Indosuez S.A.,
  50,000,000    3.73%, 1/16/02 .......................              50,000,000
              Danske Bank A/S,
  50,000,000    2.23%, 4/26/02 .......................              50,000,000
              Dexia Bank Belgium,
  18,000,000    2.28%, 4/23/02 .......................              18,000,000
              Landesbank Baden Wurttemberg:
  50,000,000    3.65%, 1/28/02 .......................              50,000,000
  75,000,000    3.45%, 2/25/02 .......................              75,000,000
              Norddeutsche Landesbank Girozentrale:
  75,000,000    1.89%, 3/7/02 ........................              75,000,000
  50,000,000    1.925%, 6/12/02 ......................              50,000,000
              Societe Generale,
 144,548,756    1.00%, 1/2/02 ........................             144,548,756
              Westdeutsche Landesbank Girozentrale,
  50,000,000    1.85%, 2/12/02 .......................              50,000,000
                                                               ---------------
TOTAL EURO TIME DEPOSITS
   (Amortized Cost $782,548,756) .....................             782,548,756
                                                               ---------------

              FLOATING RATE NOTES(1)--14.02%
              American Express Centurian Bank,
                Monthly Variable Rate,
  50,000,000    1.868%, 5/14/02 ......................              50,000,000
              American Honda Finance Corp.,
                Monthly Variable Rate:
  35,000,000    1.95%, 6/25/02 .......................              35,000,000
  35,000,000    1.951%, 7/22/02 ......................              35,001,465
              American Honda Finance Corp.,
                Quarterly Variable Rate:
  25,000,000    2.163%, 2/25/02 ......................              25,000,849
  30,000,000    2.15%, 5/21/02 .......................              30,000,000
  60,000,000    2.02%, 6/10/02 .......................              60,000,000
              Asset Securitization Cooperative Corp.,
                Monthly Variable Rate:
  80,000,000    1.901%, 4/23/02 ......................              80,000,000
  60,000,000    1.896%, 5/28/02 ......................              60,000,000
              Associates Corp. of North America,
                Quarterly Variable Rate:
  35,000,000    2.28%, 2/4/02 ........................              35,004,037
  56,400,000    2.23%, 2/22/02 .......................              56,410,684
  25,000,000    2.22%, 5/17/02 .......................              25,016,248

--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                                   VALUE
--------------------------------------------------------------------------------
              Boeing Capital Corp.,
                Quarterly Variable Rate:
$ 25,000,000    2.085%, 2/7/02 .......................         $    24,998,660
  10,500,000    2.00%, 3/27/02 .......................              10,502,656
              Canadian Imperial Bank of Commerce,
                Monthly Variable Rate,
 150,000,000    2.059%, 10/2/02 ......................             149,938,069
              Chase Manhattan Corp.,
                Quarterly Variable Rate,
  70,000,000    1.973%, 3/22/02 ......................              70,037,246
              Citigroup Inc.,
                Daily Variable Rate,
  16,000,000    2.225%, 8/5/02 .......................              16,018,765
              Citigroup Inc.,
                Monthly Variable Rate,
 120,000,000    1.911%, 7/12/02 ......................             120,000,000
              Compass Securitization,
                Monthly Variable Rate,
  40,000,000    2.003%, 1/9/02 .......................              40,000,000
              Credit Suisse First Boston, Inc.,
                Daily Variable Rate:
  25,000,000    1.66%, 3/20/02 .......................              25,000,000
  20,000,000    1.98%, 5/7/02 ........................              20,000,000
              Heller Financial Inc.,
                Quarterly Variable Rate,
  26,000,000    2.566%, 7/23/02 ......................              26,039,134
              J.P. Morgan Chase & Co.,
                Quarterly Variable Rate,
   7,000,000    2.486%, 4/23/02 ......................               7,004,219
              J.P. Morgan Chase & Co.,
                Monthly Variable Rate,
  15,000,000    2.133%, 9/11/02 ......................              15,016,882
              Merrill Lynch & Co. Inc.,
                Daily Variable Rate,
  30,000,000    1.70%, 1/8/02 ........................              30,000,000
              Paccar Financial Corp.,
                Quarterly Variable Rate,
  20,000,000    2.43%, 4/26/02 .......................              20,009,640
              Pitney Bowes Credit Corp.,
                Quarterly Variable Rate,
  21,000,000    2.07%, 4/8/02 ........................              21,005,152
              Salomon Smith Barney Holdings Inc.,
                Quarterly Variable Rate:
  16,290,000    2.166%, 2/11/02 ......................              16,293,087
  46,015,000    2.205%, 5/14/02 ......................              46,052,405
              SBC Communications Inc.,
                Quarterly Variable Rate,
  10,000,000    1.838%, 3/14/02 ......................              10,001,226
              Toyota Motor Credit Corp.,
                Monthly Variable Rate:
  55,000,000    2.114%, 4/2/02 .......................              55,000,000
  50,000,000    1.846%, 5/15/02 ......................              50,000,000
  60,000,000    1.90%, 9/25/02 .......................              60,000,000



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                                   VALUE
--------------------------------------------------------------------------------
              Toyota Motor Credit Corp.,
                Quarterly Variable Rate,
$ 75,000,000    1.85%, 12/23/02 ......................         $    75,000,000
              Unilever N.V.,
                Quarterly Variable Rate,
  40,000,000    2.473%, 10/24/02 .....................              40,060,066
              Verizon Global Funding Corp.,
                Quarterly Variable Rate:
  45,000,000    1.86%, 3/20/02 .......................              44,993,415
  39,000,000    1.993%, 3/21/02 ......................              39,010,340
                                                               ---------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $1,523,414,245) ....................          1,523,414,245
                                                               ---------------

              COMMERCIAL PAPER--38.56%
              Aegon Funding Corp.,
  60,000,000    1.87%, 1/14/02 .......................              59,959,483
              Alliance & Leicester PLC,
  35,000,000    3.74%, 1/3/02 ........................              34,992,728
              Asset Portfolio Funding Corp.,
  13,000,000    3.40%, 1/4/02 ........................              12,996,317
              Aventis S.A.:
  40,000,000    1.85%, 2/14/02 .......................              39,909,556
  25,000,000    1.91%, 2/15/02 .......................              24,940,312
              Bavaria Trust Corp.,
  65,000,000    1.88%, 1/8/02 ........................              64,976,239
              BP America Inc.,
  50,000,000    1.75%, 1/2/02 ........................              49,997,569
              CC (USA) Inc.,
   7,500,000    2.35%, 1/22/02 .......................               7,484,031
              Charta Corp.,
  50,000,000    1.85%, 1/7/02 ........................              49,984,583
              Ciesco, LP,
  25,000,000    2.02%, 1/8/02 ........................              24,990,181
              Compass Securitization LLC:
  33,905,000    1.87%, 1/10/02 .......................              33,889,149
  50,000,000    2.09%, 1/14/02 .......................              49,961,975
  20,000,000    1.89%, 1/30/02 .......................              19,969,550
              Danske Bank A/S,
  50,000,000    3.38%, 2/21/02 .......................              49,760,583
              Delaware Funding Corp.,
  25,000,000    1.90%, 1/22/02 .......................              24,972,292
              Depfa Bank Europe PLC:
  25,000,000    1.90%, 1/14/02 .......................              24,982,847
  35,000,000    2.13%, 2/8/02 ........................              34,921,308
  60,000,000    2.09%, 2/12/02 .......................              59,860,000
  50,000,000    2.04%, 3/8/02 ........................              49,813,000
  25,000,000    1.86%, 3/15/02 .......................              24,905,708
              Fortis Funding LLC:
  25,000,000    3.40%, 1/4/02 ........................              24,992,917
  10,000,000    3.37%, 1/29/02 .......................               9,973,789
  15,000,000    2.02%, 4/23/02 .......................              14,905,733
  32,538,000    1.91%, 6/12/02 .......................              32,258,336

--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                                   VALUE
--------------------------------------------------------------------------------
              GE Capital Assurance Co.,
$ 35,000,000    1.79%, 3/8/02 ........................         $    34,885,142
              GE Capital Corp.:
  35,000,000    1.82%, 1/2/02 ........................              34,998,231
  45,000,000    2.45%, 1/29/02 .......................              44,914,250
  65,000,000    3.38%, 3/4/02 ........................              64,621,628
  60,000,000    3.35%, 3/5/02 ........................              59,648,250
  35,000,000    1.84%, 5/10/02 .......................              34,769,233
  63,665,000    2.04%, 5/20/02 .......................              63,155,810
  10,000,000    2.04%, 5/28/02 .......................               9,916,700
              GE Capital International Funding, Inc:
  25,000,000    2.04%, 2/7/02 ........................              24,947,583
  25,000,000    1.81%, 3/21/02 .......................              24,900,701
              Glaxo Wellcome PLC,
  55,200,000    1.84%, 2/6/02 ........................              55,098,432
              K2 (USA) LLC:
  18,000,000    3.67%, 1/8/02 ........................              17,987,155
  25,000,000    3.81%, 1/10/02 .......................              24,976,187
  17,000,000    3.62%, 1/11/02 .......................              16,982,906
  17,000,000    3.63%, 1/15/02 .......................              16,976,002
  15,000,000    3.67%, 1/18/02 .......................              14,974,004
  50,000,000    3.72%, 2/6/02 ........................              49,814,000
  12,000,000    3.65%, 3/7/02 ........................              11,920,917
  11,000,000    3.31%, 3/15/02 .......................              10,926,169
   8,872,000    3.31%, 4/25/02 .......................               8,779,007
              Mont Blanc Capital Corp.:
  25,000,000    2.23%, 1/7/02 ........................              24,990,708
  36,000,000    2.10%, 1/10/02 .......................              35,981,100
  28,000,000    2.10%, 1/14/02 .......................              27,978,767
  20,180,000    1.90%, 1/22/02 .......................              20,157,634
 100,000,000    2.11%, 1/25/02 .......................              99,859,333
  28,000,000    1.98%, 2/4/02 ........................              27,947,640
  20,000,000    1.95%, 2/6/02 ........................              19,961,000
  38,000,000    1.84%, 2/7/02 ........................              37,928,138
              Moriarty LLC:
  13,650,000    3.45%, 1/24/02 .......................              13,619,913
  20,000,000    3.75%, 3/18/02 .......................              19,841,667
              National Rural Utilities CFC,
  50,000,000    2.02%, 1/11/02 .......................              49,971,944
              Nestle Capital Corp.:
  40,000,000    1.75%, 4/9/02 ........................              39,809,444
  50,000,000    1.83%, 6/3/02 ........................              49,611,125
              Old Line Funding Corp.,
  19,861,000    1.84%, 2/15/02 .......................              19,815,320
              Park Avenue Receivables Corp.,
  20,051,000    1.90%, 1/7/02 ........................              20,044,650
              Pennine Funding LLC:
  50,000,000    2.41%, 1/4/02 ........................              49,989,958
  75,000,000    3.65%, 1/14/02 .......................              74,901,146
 105,000,000    2.27%, 1/23/02 .......................             104,854,189
  40,000,000    1.875%, 3/15/02 ......................              39,847,917
  11,000,000    1.90%, 3/27/02 .......................              10,950,653



See Notes to Financial Statements.
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                                   VALUE
--------------------------------------------------------------------------------
              Perry Global Funding LLC:
$ 35,000,000    3.43%, 1/11/02 .......................         $    34,966,653
  22,146,000    2.39%, 1/18/02 .......................              22,121,006
  13,287,000    2.34%, 1/25/02 .......................              13,266,272
  38,378,000    2.10%, 2/6/02 ........................              38,297,406
  19,705,000    2.14%, 2/7/02 ........................              19,661,660
  60,000,000    2.31%, 2/15/02 .......................              59,826,750
  20,376,000    1.84%, 3/19/02 .......................              20,295,809
              Prudential PLC:
  25,000,000    1.80%, 2/11/02 .......................              24,948,750
  20,100,000    1.80%, 3/6/02 ........................              20,035,680
              Quincy Capital Corp.:
  35,000,000    1.87%, 2/5/02 ........................              34,936,368
  75,215,000    1.85%, 2/8/02 ........................              75,068,122
              Receivables Capital Corp.:
  50,000,000    2.35%, 1/14/02 .......................              49,957,569
  82,715,000    1.85%, 1/22/02 .......................              82,625,737
              Rio Tinto America Inc.,
  32,160,000    1.90%, 3/4/02 ........................              32,054,765
              Scaldis Capital LLC:
  25,076,000    3.75%, 1/4/02 ........................              25,068,164
  25,156,000    2.34%, 1/10/02 .......................              25,141,284
  54,322,000    3.67%, 1/11/02 .......................              54,266,622
 100,000,000    2.36%, 1/15/02 .......................              99,907,756
  45,000,000    1.95%, 1/22/02 .......................              44,948,812
  55,000,000    2.28%, 1/25/02 .......................              54,916,400
  17,883,000    2.02%, 2/11/02 .......................              17,841,859
  15,155,000    2.02%, 2/12/02 .......................              15,119,285
  14,208,000    3.39%, 2/20/02 .......................              14,141,104
  50,000,000    1.79%, 3/12/02 .......................              49,825,972
  15,338,000    1.89%, 5/24/02 .......................              15,222,850
              Sheffield Receivables Corp.:
  99,220,000    2.39%, 1/7/02 ........................              99,180,595
  75,000,000    3.72%, 1/9/02 ........................              74,938,000
 104,970,000    1.80%, 2/6/02 ........................             104,781,054
  29,050,000    1.92%, 6/17/02 .......................              28,791,261
              Societe Generale,
  35,000,000    3.37%, 2/13/02 .......................              34,859,115
              Swedish National Housing
               Finance Corp.:
  40,000,000    2.38%, 1/11/02 .......................              39,973,556
  25,000,000    1.94%, 3/4/02 ........................              24,916,472
  25,000,000    1.90%, 6/3/02 ........................              24,798,125
  25,000,000    1.95%, 6/4/02 ........................              24,791,458
              Thames Asset Global
               Securitization No. 1,
  41,323,000    1.92%, 1/7/02 ........................              41,309,777
              Three Rivers Funding:
  38,057,000    1.89%, 1/7/02 ........................              38,045,012
  30,000,000    1.90%, 1/8/02 ........................              29,988,917


--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                                   VALUE
--------------------------------------------------------------------------------
              Transamerica Finance Corp.:
$ 50,000,000    2.22%, 1/29/02 .......................         $    49,913,667
  50,000,000    2.05%, 5/23/02 .......................              49,595,694
  50,000,000    2.04%, 5/24/02 .......................              49,594,833
              Tulip Funding Corp.,
  37,086,000    1.85%, 1/31/02 .......................              37,028,826
              Verizon Global Funding Corp.,
  30,000,000    2.20%, 10/17/02 ......................              29,470,167
              Verizon Network Funding Corp.:
  30,000,000    1.85%, 1/25/02 .......................              29,963,000
  70,000,000    2.28%, 4/15/02 .......................              69,538,933
  10,000,000    2.21%, 4/25/02 .......................               9,930,017
  25,000,000    2.21%, 4/26/02 .......................              24,823,507
  30,000,000    1.85%, 5/30/02 .......................              29,770,292
  30,000,000    2.31%, 7/12/02 .......................              29,630,400
              Volkswagen Financial Services AG,
  30,000,000    3.40%, 1/18/02 .......................              29,951,833
                                                               ---------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $4,188,699,905) ...................           4,188,699,905
                                                               ---------------

              MONEY MARKET FUNDS--8.77%
 50,000,000   Dreyfus Institutional Preferred
                Money Market Fund ....................              50,000,000
390,000,000   J.P. Morgan Institutional Prime
               Money Fund ............................             390,000,000
196,880,000   AIM Liquid Assets Portfolio ............             196,880,000
165,847,000   Federated Prime Cash Obligation
               Fund ..................................             165,847,000
100,000,000   Federated Prime Obligation Fund ........             100,000,000
 50,000,000   Provident Temp Fund ....................              50,000,000
                                                               ---------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $952,727,000) .....................             952,727,000
                                                               ---------------

              FUNDING AGREEMENTS--1.80%
              Allstate Life Insurance,
                Quarterly Variable Rate,(2,3)
  45,000,000    3.69%, 7/1/02 ........................              45,000,000
              GE Capital Assurance,
                Quarterly Variable Rate,(2,3)
  20,000,000    2.151%, 3/1/02 .......................              20,000,000
              GE Life & Annuity Assurance Co.,
                Quarterly Variable Rate,(2,3)
  60,000,000    2.161%, 9/3/02 .......................              60,000,000
              Travelers Insurance Co.,
                Quarterly Variable Rate:(2,3)
  40,000,000    3.67%, 2/25/02 .......................              40,000,000
  30,000,000    3.68%, 4/2/02 ........................              30,000,000
                                                               ---------------
TOTAL FUNDING AGREEMENTS
   (Amortized Cost $195,000,000) .....................             195,000,000
                                                               ---------------



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                                   VALUE
--------------------------------------------------------------------------------
              AGENCY DISCOUNT NOTES--0.16%
              Federal Farm Credit,
$ 10,000,000    4.54%, 2/26/02 .......................         $     9,929,378
              Freddie Mac,
   7,563,000    3.56%, 1/25/02 .......................               7,545,050
                                                               ---------------
TOTAL AGENCY DISCOUNT NOTES
   (Amortized Cost $17,474,428) ......................              17,474,428
                                                               ---------------

              FEDERAL HOME LOAN BANK--1.11%
              Federal Farm Credit Bank,
  33,000,000    5.25%, 5/1/02 ........................              33,106,098
              Federal Home Loan Bank:
  30,600,000    2.50%, 11/7/02 .......................              30,600,000
  32,650,000    2.25%, 11/27/02 ......................              32,650,000
  17,650,000    2.10%, 12/5/02 .......................              17,607,530
   7,000,000    2.26%, 12/27/02 ......................               7,000,000
                                                               ---------------
TOTAL FEDERAL HOME LOAN BANK
   (Amortized Cost $120,963,628) .....................             120,963,628
                                                               ---------------

              FEDERAL HOME LOAN MORTGAGE COMPANY--0.49%
              Federal Home Loan Bank,
  20,000,000    3.90%, 7/3/02 ........................              19,998,456
              Federal Home Loan Mortgage Company:
  19,465,000    7.25%, 5/15/02 .......................              19,697,561
  13,000,000    3.75%, 7/23/02 .......................              12,991,148
                                                               ---------------
TOTAL FEDERAL HOME LOAN MORTGAGE COMPANY
   (Amortized Cost $52,687,165) ......................              52,687,165
                                                               ---------------

              FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.32%
              Federal National Mortgage Association,
  18,000,000    6.25%, 11/15/02 ......................              18,588,480
              FNMA:
  20,000,000    2.30%, 1/3/02 ........................              19,997,445
  30,000,000    6.375%, 1/16/02 ......................              30,027,381
  45,000,000    3.345%, 2/14/02 ......................              44,816,025
  30,000,000    3.91%, 3/22/02 .......................              29,739,333
                                                               ---------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (Amortized Cost $143,168,664) .....................             143,168,664
                                                               ---------------

--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                                   VALUE
--------------------------------------------------------------------------------

              US TREASURY OBLIGATION--0.12%
              US Treasury Note,
$ 13,000,000    5.75%, 10/31/02 ......................         $    13,407,447
                                                               ---------------
TOTAL US TREASURY OBLIGATION
   (Amortized Cost $13,407,447) ......................              13,407,447
                                                               ---------------

              MEDIUM-TERM NOTE--0.17%
              Heller Financial,
  18,000,000    7.50%, 8/23/02 .......................              18,612,671
                                                               ---------------
TOTAL MEDIUM-TERM NOTE
   (Amortized Cost $18,612,671) ......................              18,612,671
                                                               ---------------

              REPURCHASE AGREEMENT--1.84%
 200,000,000  Goldman Sachs & Co., dated
               12/31/01, 1.79%, principal and
               interest in the amount of
               $200,019,889, due 1/2/02,
               collateralized by Freddie Mac
               STRIP, par value $216,842,106,
               due 1/1/32 with a market
               value of $206,000,001 .................             200,000,000
                                                               ---------------
TOTAL REPURCHASE AGREEMENT
   (Amortized Cost $200,000,000) .....................             200,000,000
                                                               ---------------
TOTAL INVESTMENTS
   (Amortized Cost $10,833,379,519)(4) ......  99.72%          $10,833,379,519
OTHER ASSETS IN EXCESS
   OF LIABILITIES ...........................   0.28                30,238,658
                                              ------           ---------------
NET ASSETS .................................. 100.00%          $10,863,618,177
                                              ======           ===============

--------------------------------------------------------------------------------
(1) Stated maturity is final maturity not next reset date.
(2) Illiquid security.
(3) Funding agreement subject to a thirty or ninety day demand feature.
(4) Also aggregate cost for federal tax purposes.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                                   VALUE
--------------------------------------------------------------------------------

               US TREASURY OBLIGATIONS--40.90%
               US Treasury Bills:
  $70,000,000    2.27%, 1/3/02 ................................   $ 69,991,172
   25,000,000    1.52%, 1/24/02 ...............................     24,945,056
   25,000,000    2.17%, 1/24/02 ...............................     24,965,340
   50,000,000    1.86%, 6/6/02 ................................     49,597,000
   50,000,000    1.695%, 6/13/02 ..............................     49,616,271
               US Treasury Notes:
   50,000,000    6.50%, 5/31/02 ...............................     50,815,115
   60,000,000    5.75%, 10/31/02 ..............................     61,849,140
                                                                  ------------
TOTAL US TREASURY OBLIGATIONS
   (Amortized Cost $331,779,094) ..............................    331,779,094
                                                                  ------------
               MONEY MARKET FUNDS--8.73%
   23,839,000  Dreyfus Money Market ...........................     23,839,000
   25,000,000  Aim Treasury Portfolio .........................     25,000,000
   22,000,000  Goldman Treasury Instrument ....................     22,000,000
                                                                  ------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $70,839,000) ...............................     70,839,000
                                                                  ------------
               REPURCHASE AGREEMENTS(1)--50.24%
   30,000,000    Tri Party Repurchase Agreement with BNP Paribas,
                 dated 12/31/01, 1.70%, principal and interest in
                 the amount of $30,002,833, due 1/2/02,
                 (collateralized by US Treasury Notes with a par
                 value of $29,619,000, coupon rates from 4.25% to
                 5.00%, due from 3/31/03 thru 8/15/11, with a
                 market value of $30,277,958) .................     30,000,000
   145,576,000   Tri Party Repurchase Agreement with Credit
                 Suisse First Boston Corp., dated 12/31/01, 1.75%,
                 principal and interest in the amount of
                 $145,590,153, due 1/2/02, (collateralized by US
                 Strip Principal with a par value of $378,340,000,
                 coupon rates from 8.75% to 8.87%, due from
                 5/15/17 thru 8/15/17, with a market value of
                 $148,488,715) ................................    145,576,000
   157,000,000   Tri Party Repurchase Agreement with Goldman
                 Sachs & Co. , dated 12/31/01, 1.60%, principal
                 and interest in the amount of $157,013,956, due
                 1/2/02, (collateralized by a US Treasury Bond
                 with a par value of $18,804,000, coupon of
                 8.75%, due 8/15/20, with a market value of
                 $25,006,387 and by a US Treasury Bill with a par
                 value of $134,959,000, coupon rate of 0.00%, due
                 3/7/02, with a market value of $134,516,739) .    157,000,000
   45,000,000    Tri Party Repurchase Agreement with Salomon
                 Smith Barney, dated 11/15/01, 1.90%, principal
                 and interest in the amount of $45,144,875, due
                 1/15/02, (collateralized by US Treasury Bonds
                 with a par value of $36,331,071, coupon rates
                 from 8.875% to 11.625%, due from 11/15/04 thru
                 8/15/17, with a market value of $47,585,922)(2)    45,000,000
   30,000,000    Tri Party Repurchase Agreement with UBS
                 Warburg LLC, dated 12/31/01, 1.70%, principal
                 and interest in the amount of $30,002,833, due
                 1/3/02, (collateralized by a Treasury Bill with
                 a par value of $30,700,000, coupon rate of
                 0.00%, due 2/7/02, with a market value of
                 $30,641,670) .................................     30,000,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
   (Amortized Cost $407,576,000) ..............................    407,576,000
                                                                  ------------
TOTAL INVESTMENTS
   (Amortized Cost $810,194,094)(3) ...............   99.87%      $810,194,094

OTHER ASSETS IN EXCESS OF LIABILITIES .............    0.13          1,065,393
                                                     ------       ------------
NET ASSETS ........................................  100.00%      $811,259,487
                                                     ======       ============

--------------------------------------------------------------------------------
(1) Market value disclosed for collateral on repurchase agreements is as of December 31, 2001.
(2) The term repurchase agreements are subject to a seven day demand feature.
(3) Also aggregate cost for federal tax purposes.
Abbreviations:
FHLB--Federal Home Loan Bank


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES



--------------------------------------------------------------------------------

                                                        DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                 CASH            TREASURY
                                           MANAGEMENT               MONEY
                                            PORTFOLIO           PORTFOLIO
                                      ---------------        ------------
ASSETS
   Investments at value ............. $10,833,379,519        $810,194,094
   Cash .............................         203,398             127,932
   Interest receivable ..............      31,790,978           1,100,224
   Prepaid expenses and other .......          52,094               5,480
                                      ---------------        ------------
Total assets ........................  10,865,425,989         811,427,730
                                      ---------------        ------------
LIABILITIES
   Due to advisor ...................       1,779,107             160,745
   Accrued expenses and other .......          28,705               7,498
                                      ---------------        ------------
Total liabilities ...................       1,807,812             168,243
                                      ---------------        ------------
Net Assets .......................... $10,863,618,177        $811,259,487
                                      ===============        ============
COMPOSITION OF NET ASSETS
   Paid-in capital .................. $10,863,618,177        $811,259,487
                                      ---------------        ------------
NET ASSETS .......................... $10,863,618,177        $811,259,487
                                      ===============        ============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS



--------------------------------------------------------------------------------
                                                            FOR THE YEAR ENDED
                                                             DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                       CASH           TREASURY
                                                 MANAGEMENT              MONEY
                                                  PORTFOLIO          PORTFOLIO
                                               ------------        -----------
INVESTMENT INCOME
   Interest .................................  $376,889,582        $47,276,902
   Dividends ................................    24,675,279                 --
                                               ------------        -----------
Total investment income .....................   401,564,861         47,276,902
                                               ------------        -----------
EXPENSES
   Advisory fees ............................    14,288,809          1,712,922
   Administration and services fees .........     4,762,936            570,974
   Professional fees ........................        14,099             17,406
   Trustees fees ............................        10,431             10,438
   Miscellaneous ............................       116,448             47,743
                                               ------------        -----------
Total expenses ..............................    19,192,723          2,359,483
Less: fee waivers and/or
   expense reimbursements ...................    (2,046,136)           (75,652)
                                               ------------        -----------
Net expenses ................................    17,146,587          2,283,831
                                               ------------        -----------
NET INVESTMENT INCOME .......................   384,418,274         44,993,071
NET REALIZED GAIN FROM
   INVESTMENT TRANSACTIONS ..................       358,550            155,574
                                               ------------        -----------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ..........................  $384,776,824        $45,148,645
                                               ============        ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS



-----------------------------------------------------------------------------------------------------------------
                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                               2001                2000                2001                  2000
-----------------------------------------------------------------------------------------------------------------


                                                                   CASH                                  TREASURY
                                                             MANAGEMENT                                     MONEY
                                                              PORTFOLIO                                 PORTFOLIO
                                                       ----------------                           ---------------
 INCREASE (DECREASE) IN
   NET ASSETS FROM:
OPERATIONS
   Net investment income ........  $    384,418,274    $    536,614,712     $    44,993,071       $    96,715,079
   Net realized gain (loss)
     from investment
     transactions ...............           358,550             157,476             155,574               (65,926)
                                   ----------------    ----------------     ---------------       ---------------
Net increase in net assets
   from operations ..............       384,776,824         536,772,188          45,148,645            96,649,153
                                   ----------------    ----------------     ---------------       ---------------
CAPITAL TRANSACTIONS IN SHARES
   OF BENEFICIALINTEREST
   Proceeds from capital
     invested ...................    43,173,330,072      54,040,544,759       3,776,060,877         5,663,957,135
   Value of capital withdrawn ...   (41,500,185,737)    (51,872,337,295)     (4,440,708,522)       (6,859,152,216)
                                   ----------------    ----------------     ---------------       ---------------
   Net increase (decrease) in
     net assets from capital
     transactions in shares
     of beneficial interest .....     1,673,144,335       2,168,207,464        (664,647,645)       (1,195,195,081)
                                   ----------------    ----------------     ---------------       ---------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS ................     2,057,921,159       2,704,979,652        (619,499,000)       (1,098,545,928)
NET ASSETS
   Beginning of year ............     8,805,697,018       6,100,717,366       1,430,758,487         2,529,304,415
                                   ----------------    ----------------     ---------------       ---------------
   End of year ..................  $ 10,863,618,177    $  8,805,697,018     $   811,259,487       $ 1,430,758,487
                                   ================    ================     ===============       ===============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------
 CASH MANAGEMENT FUND
                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                         2001         2000          1999          1998          1997
--------------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ...........................   $10,863,618   $8,805,697    $6,100,717    $5,464,253    $4,039,725
   Ratios to average net assets:
     Net investment income ....................          4.04%        6.28%         5.04%         5.37%         5.43%
     Expenses after waivers
        and/or reimbursements .................          0.18%        0.18%         0.18%         0.18%         0.18%
     Expenses before waivers
        and/or reimbursements .................          0.20%        0.20%         0.20%         0.20%         0.20%



--------------------------------------------------------------------------------------------------------------------
 TREASURY MONEY FUND
                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                         2001         2000          1999          1998          1997
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ...........................      $811,259   $1,430,758    $2,529,304    $2,038,646    $2,119,300
   Ratios to average net assets:
     Net investment income ....................          3.94%        5.95%         4.76%         5.23%         5.29%
     Expenses after waivers
        and/or reimbursements .................          0.20%        0.20%         0.20%         0.20%         0.20%
     Expenses before waivers
        and/or reimbursements .................          0.21%        0.21%         0.20%         0.20%         0.20%



See Notes to Financial Statements.


--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
The Cash Management Portfolio and the Treasury Money Portfolio (each a 'Portfolio', and collectively, the 'Portfolios') are registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. Each Portfolio is organized as a business trust under the laws of the state of New York.

Details concerning each Portfolio's investment objectives and policies and the risk factors associated with the respective Portfolio's investments are described in the Fund's Prospectuses and Statements of Additional Information.

B.  VALUATION OF SECURITIES
The Portfolios value their investments at amortized cost.

C.  SECURITIES TRANSACTION AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Each Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities transactions to its investors in proportion to their investment in the respective Portfolio.

D.  REPURCHASE AGREEMENTS
The Portfolio may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Portfolio and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

E.  FEDERAL INCOME TAXES
The Portfolios are each considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F.  ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTION
WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for each of the Portfolios. Each Portfolio pays the Advisor an annual fee based on their average daily net assets which are calculated daily and paid monthly at the annual rate of 0.15%. Prior to April 30, 2001, Bankers Trust served as the investment advisor to each Portfolio under the same fee structure.

Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Administrator for each of the Portfolios. The Portfolios each pay the Administrator an annual fee based on their average daily net assets which are calculated daily and paid monthly at an annual rate of 0.05%. Prior to July 1, 2001, Bankers Trust served as the administrator to each Portfolio under the same fee structure.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Funds through April 30, 2003, to the extent necessary, to limit all expenses as follows: Cash Management Fund Investment to 0.75% of the average daily net assets of the Cash Management Fund Investment, including expenses of the Portfolio; Treasury Money Fund to 0.75% of the average daily net assets of the Treasury Money Fund, including expenses of the Portfolio.




--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


Certain officers and directors of the Portfolios are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolios for serving in these capacities.

NOTE 3--LINE OF CREDIT
The Portfolios participate with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolios did not borrow during the period.




--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Holders of
Beneficial Interest of BT Portfolios



In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management and Treasury Money Portfolios (two of the Portfolios comprising BT Portfolios, hereafter referred to as the 'Portfolios') at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002


--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS

------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF FUNDS
   NAME, BIRTH DATE AND                                                                       IN THE FUND
   POSITION WITH THE TRUST AND       BUSINESS EXPERIENCE AND                                  COMPLEX OVERSEEN
   EACH PORTFOLIO TRUST              DIRECTORSHIPS DURING THE PAST 5 YEARS                    BY TRUSTEE 1
------------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------
Charles P. Biggar                    Retired (since 1987); formerly Vice President,           27
October 13, 1930                     International Business Machines ('IBM') (1975 to 1978)
Trustee BT Investment Funds since    and President, National Services and the Field
1999; Cash Management Portfolio      Engineering Divisions of IBM (1976 to 1987).
since 1990; and Treasury Money
Portfolio since 1990.
------------------------------------------------------------------------------------------------------------------
S. Leland Dill                       Trustee, Phoenix Zweig Series Trust (since September     27
March 28, 1930                       1989); Trustee, Phoenix Euclid Market Neutral Fund
Trustee BT Investment Funds since    (since May 1998); Retired (since 1986); formerly
1986; Cash Management Portfolio      Partner, KPMG Peat Marwick (June 1956-June 1986);
since 1990; and Treasury Money       Director, Vintners International Company Inc. (June 1989
Portfolio since 1990.                to May 1992); Director, Coutts (USA) International
                                     (January 1992-March 2000); Director, Coutts
                                     Trust Holdings Ltd., Director, Coutts Group
                                     (March 1991 to March 1999); General
                                     Partner, Pemco (June 1979 to June 1986).
------------------------------------------------------------------------------------------------------------------
Martin J. Gruber                     Nomura Professor of Finance, Leonard N.                  27
July 15, 1937                        Stern School of Business, New York
Trustee BT Investment Funds since    University (since 1964); Trustee, CREF
1999; Cash Management Portfolio      (since 2000); Director, S.G. Cowen Mutual
since 1999; and Treasury Money       Funds (since 1985); Director, Japan Equity
Portfolio since 1999.                Fund, Inc. (since 1992); Director, Thai
                                     Capital Fund, Inc. (since 2000); Director,
                                     Singapore Fund, Inc. (since 2000).
------------------------------------------------------------------------------------------------------------------
Richard J. Herring                   Jacob Safra Professor of International                   27
February 18, 1946                    Banking and Professor, Finance Department,
Trustee BT Investment Funds since    The Wharton School, University of
1999; Cash Management Portfolio      Pennsylvania (since 1972); Director, Lauder
since 1999; and Treasury Money       Institute of International Management
Portfolio since 1999.                Studies (since 2000); Co-Director, Wharton
                                     Financial Institutions Center (since 2000).
------------------------------------------------------------------------------------------------------------------
Bruce E. Langton                     Formerly Assistant Treasurer of IBM                      27
May 10, 1931                         Corporation (until 1986); Trustee and
Trustee BT Investment Funds since    Member, Investment Operations Committee,
1999; Cash Management Portfolio      Allmerica Financial Mutual Funds (1992 to
since 1999; and Treasury Money       2001); Member, Investment Committee,
Portfolio since 1999.                Unilever US Pension and Thrift Plans (1989
                                     to 2001);(2) Retired (since 1987); Director,
                                     TWA Pilots Directed Account Plan and 401(k)
                                     Plan (1988 to 2000).
------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.                 Principal, Philip Saunders Associates                    27
October 11, 1935                     (Economic and Financial Consulting) (since
Trustee BT Investment Funds since    1998); former Director, Financial Industry
1986; Cash Management Portfolio      Consulting, Wolf & Company (1987 to 1988);
since 1990; and Treasury Money       President, John Hancock Home Mortgage
Portfolio since 1990.                Corporation (1984 to 1986); Senior Vice
                                     President of Treasury and Financial
                                     Services, John Hancock Mutual Life
                                     Insurance Company, Inc. (1982 to 1986).
------------------------------------------------------------------------------------------------------------------
Harry Van Benschoten                 Retired (since 1987); Corporate Vice                     27
February 18, 1928                    President, Newmont Mining Corporation
Trustee BT Investment Funds since    (prior to 1987); Director, Canada Life
1999; Cash Management Portfolio      Insurance Corporation of New York (since
since 1999; and Treasury Money       1987).
Portfolio since 1999.
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS


------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF FUNDS
NAME, BIRTH DATE AND                                                                          IN THE FUND
POSITION WITH THE TRUST AND          BUSINESS EXPERIENCE AND                                  COMPLEX OVERSEEN
EACH PORTFOLIO TRUST                 DIRECTORSHIPS DURING THE PAST 5 YEARS                    BY TRUSTEE(1)
------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------
Richard T. Hale(3)                   Managing Director, Deutsche Banc Alex.                   27
July 17, 1945                        Brown Inc. (formerly DB Alex. Brown LLC)
Trustee BT Investment Funds since    (June 1999 to present); Deutsche Asset
1999; Cash Management Portfolio      Management-Americas (June 1999 to present);
since 1999; and Treasury Money       Director and President, Investment Company
Portfolio since 1999. President of   Capital Corp. (registered investment
each of the BT Trusts since 2000.    advisor) (April 1996 to present).
                                     Director/Trustee and President, Deutsche
                                     Asset Management Mutual Funds (1989 to
                                     present); Director, Deutsche Global Funds,
                                     Ltd. (January 2000 to present); Director,
                                     CABEI Fund (June 2000 to present);
                                     Director, North American Income Fund
                                     (September 2000 to present); Vice
                                     President, Deutsche Asset Management, Inc.
                                     (September 2000 to present). Chartered
                                     Financial Analyst. Formerly, Director, ISI
                                     Family of Funds.
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
NAME, BIRTH DATE AND
POSITION WITH THE TRUST AND          BUSINESS EXPERIENCE AND
EACH PORTFOLIO TRUST                 DIRECTORSHIPS DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch                     Director, Deutsche Asset Management (1999
March 27, 1954                       to present). Formerly, Principal, BT Alex.
Vice President/Secretary             Brown Incorporated, (Deutsche Banc Alex.
                                     Brown Inc.), (1998 to 1999); Assistant
                                     General Counsel, United States Securities
                                     and Exchange Commission, (1993 to 1998).
------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo                     Director, Deutsche Asset Management (April
August 5, 1957                       2000 to present); Certified Public
Treasurer                            Accountant; Certified Management
                                     Accountant. Formerly, Vice President and
                                     Department Head, BT Alex. Brown
                                     Incorporated (Deutsche Banc Alex. Brown
                                     Inc.), 1998 to 1999; Senior Manager,
                                     Coopers & Lybrand L.L.P.
                                     (PricewaterhouseCoopers LLP), 1993 to 1998.
------------------------------------------------------------------------------------------------------------------
Amy Olmert                           Director, Deutsche Asset Management
May 14, 1963                         (formerly BT Alex. Brown Inc.) ;(January
Assistant Secretary                  1999 to present); Certified Public
                                     Accountant (1989 to present). Formerly,
                                     Vice President, BT Alex. Brown
                                     Incorporated, (Deutsche Banc Alex. Brown
                                     Inc.), (1997 to 1999); Senior Manager (1992
                                     to 1997), Coopers & Lybrand L.L.P.
                                     (PricewaterhouseCoopers LLP), (1988 to
                                     1992).
------------------------------------------------------------------------------------------------------------------

(1) As of December 31, 2001 the total number of Funds and Portfolios (including the Master Portfolios) in the Fund Complex is 43.
(2) A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
(3) Mr. Hale is a trustee who is an 'Interested Person' within the meaning of
    Section 2(a)(19) of the 1940 Act. Mr. Hale holds various positions with Deutsche Bank AG and its affiliates, including its advisor subsidiary, Deutsche Asset Management, Inc.

The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-800-730-1313.


--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Funds.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.




Cash Management Fund Investment                               CUSIP #055922108
Treasury Money Fund Investment                                CUSIP #055922405
                                                              COMBMONANN (12/01)
                                                              Printed 2/02

Distributed by:
ICC Distributors, Inc.